Segment Reporting - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	$ 53,817	$ 65,098	$ 56,921
Non-current assets	77,945	66,502	82,234
Unallocated assets [member]
Disclosure of geographical areas [line items]
Non-current assets	1,171	858	3,522
Australia [member]
Disclosure of geographical areas [line items]
Revenue	1,702	1,649	1,871
Non-current assets	51,961	43,250	48,612
Europe [member]
Disclosure of geographical areas [line items]
Revenue	1,961	2,129	886
China [member]
Disclosure of geographical areas [line items]
Revenue	31,205	36,618	39,653
Japan [member]
Disclosure of geographical areas [line items]
Revenue	6,971	8,401	4,387
India [member]
Disclosure of geographical areas [line items]
Revenue	3,447	5,215	2,189
South Korea [member]
Disclosure of geographical areas [line items]
Revenue	2,997	4,786	3,420
Rest of Asia [member]
Disclosure of geographical areas [line items]
Revenue	3,583	4,303	2,934
North America [member]
Disclosure of geographical areas [line items]
Revenue	1,382	1,282	1,147
Non-current assets	5,081	3,964	9,701
South America [member]
Disclosure of geographical areas [line items]
Revenue	569	715	426
Non-current assets	19,047	18,280	18,548
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue			8
Non-current assets	$ 685	$ 150	$ 1,851